OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 673,453
Net defined benefit liability (asset) - ending balance	573,834	$ 673,453
Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	1,975,462	405,018
Acquisition of business	0	1,529,949
Transfers, new participants and funding of the plan	157	30,116
Total expense	166,827	79,396
Remeasurements	(136,137)	62,302
Translation differences	(399,929)	40,168
Funding of the plan	(149,703)	(171,487)
Net defined benefit liability (asset) - ending balance	$ 1,456,677	$ 1,975,462